Related-party balances and transactions (Details 1)(Details) - BRL (R$) R$ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Disclosure of transactions between related parties [line items]
Payables to related parties	R$ 476,805	R$ 593,906
Receivables due from related parties	32,281
Current payables to related parties	135,478	593,906
Non-current payables to related parties	R$ 341,326	0
Biva SEC [Member]
Disclosure of transactions between related parties [line items]
Borrowings, interest rate	100.00%
Borrowings, adjustment to interest rate basis	2.50%
Due within 31 to 120 days [Member]
Disclosure of transactions between related parties [line items]
Payables to related parties	R$ 56,390	62,559
Due within 121 to 180 days [Member]
Disclosure of transactions between related parties [line items]
Payables to related parties	0	30,390
Later than six months and not later than one year [member]
Disclosure of transactions between related parties [line items]
Payables to related parties	86,450	506,671
Later than one year [member]
Disclosure of transactions between related parties [line items]
Payables to related parties	383,687	0
Deposits
Disclosure of transactions between related parties [line items]
Payables to related parties	420,415	533,186
Receivables due from related parties	0
Deposits | Due within 31 to 120 days [Member]
Disclosure of transactions between related parties [line items]
Current payables to related parties	0	49,094
Deposits | Due within 121 to 180 days [Member]
Disclosure of transactions between related parties [line items]
Current payables to related parties	0	28,604
Deposits | Later than six months and not later than one year [member]
Disclosure of transactions between related parties [line items]
Current payables to related parties	79,089	455,488
Deposits | Later than one year [member]
Disclosure of transactions between related parties [line items]
Non-current payables to related parties	341,326	0
UOL - deposits
Disclosure of transactions between related parties [line items]
Payables to related parties	208,718	312,295
Receivables due from related parties	0
UOL Edtech Tecnologia Educacional S.A-deposits
Disclosure of transactions between related parties [line items]
Payables to related parties	127,471	122,197
Receivables due from related parties	0
Web Jump Design em Informática Ltda - deposits
Disclosure of transactions between related parties [line items]
Payables to related parties	8,684	12,372
Receivables due from related parties	0
Ingresso.com Ltda - deposits
Disclosure of transactions between related parties [line items]
Payables to related parties	30,856	21,833
Receivables due from related parties	0
Invillia Desenvolvimento de produtos Digitais Ltda - deposits
Disclosure of transactions between related parties [line items]
Payables to related parties	41,554	60,096
Receivables due from related parties	0
Invillia Holding Ltda - deposits
Disclosure of transactions between related parties [line items]
Payables to related parties	3,132	1,849
Receivables due from related parties	0
Others
Disclosure of transactions between related parties [line items]
Payables to related parties	0	2,544
Receivables due from related parties	0
Others transactions and services
Disclosure of transactions between related parties [line items]
Payables to related parties	56,390	60,720
Receivables due from related parties	32,281
UOL - Sales of service
Disclosure of transactions between related parties [line items]
Payables to related parties	15,784	16,170
Receivables due from related parties	0
Compasso Tecnologia Ltda. - sales of services
Disclosure of transactions between related parties [line items]
Payables to related parties	646	0
Receivables due from related parties	0
Compass UOL S.A.- sales of services
Disclosure of transactions between related parties [line items]
Payables to related parties	13,089	12,624
Receivables due from related parties	0
Digital Services UOL S.A – sales of services
Disclosure of transactions between related parties [line items]
Payables to related parties	0	244
Receivables due from related parties	0
Invillia Desenvolvimento de produtos Digitais Ltda- sales of services
Disclosure of transactions between related parties [line items]
Payables to related parties	11,121	12,897
Receivables due from related parties	0
Edge UOL Tecnologia Ltda - sales of services
Disclosure of transactions between related parties [line items]
Payables to related parties	171	0
Receivables due from related parties	0
UOL - shared service costs
Disclosure of transactions between related parties [line items]
Payables to related parties	8,659	11,790
Receivables due from related parties	0
Digital Services UOL S.A - borrowing
Disclosure of transactions between related parties [line items]
Payables to related parties	0	0
Receivables due from related parties	32,281
Others
Disclosure of transactions between related parties [line items]
Payables to related parties	6,920	R$ 6,995
Receivables due from related parties	R$ 0